Dividend Reinvestment Plan	12 Months Ended
Dec. 31, 2017
Banking and Thrift [Abstract]
Dividend Reinvestment Plan
Dividend Reinvestment Plan
Under the terms of the Company’s dividend reinvestment plan (the “DRIP”) holders of common stock may elect to automatically reinvest cash dividends in additional shares of common stock. The Company may elect to sell original issue shares or to purchase shares in the open market for the account of participants. Original issue shares of 125,960 in 2017, 98,318 in 2016 and 72,543 in 2015 were sold to participants under the terms of the DRIP.